CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - CONDENSED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Operating expenses
General and administrative	¥ (71,848)	$ (10,274)	¥ (87,657)	¥ (113,221)
Total operating expenses	(323,747)	(46,295)	(294,772)	(395,553)
(Loss)/income from operations	11,235	1,607	63,260	(101,864)
Share of (loss)/ income of subsidiaries and affiliated entities	579	83	1,486	(580)
Other income
Foreign exchange gains/ (losses), net	(3,827)	(547)	(6,837)	(6,483)
Other income, net	(652)	(93)	10,081	7,107
(Loss)/income before income tax expense	(30,503)	(4,363)
Net Income (Loss)	31,125	4,452	77,174	(99,291)
Net (loss)/income attributable to ordinary shareholders	31,125	4,452	77,174	(99,291)
Other comprehensive income
Foreign currency translation adjustment, net of nil tax	(6,014)		8,044	6,435
Comprehensive (loss)/income attributable to Tuniu Corporation	25,112	3,592	85,218	(92,856)
Foreign currency translation adjustment	0		0	0
Parent Company
Operating expenses
General and administrative	(4,943)	(707)	(1,590)	(3,790)
Total operating expenses	(4,943)	(707)	(1,590)	(3,790)
(Loss)/income from operations	(4,943)	(707)	(1,590)	(3,790)
Share of (loss)/ income of subsidiaries and affiliated entities	36,629	5,238	65,251	(102,773)
Other income
Foreign exchange gains/ (losses), net	(2,204)	(315)	2,294	882
Other income, net	1,643	236	11,219	6,390
(Loss)/income before income tax expense	31,125	4,452	77,174	(99,291)
Net Income (Loss)	31,125	4,452	77,174	(99,291)
Net (loss)/income attributable to ordinary shareholders	31,125	4,452	77,174	(99,291)
Other comprehensive income
Foreign currency translation adjustment, net of nil tax	(6,013)	(860)	8,044	6,435
Comprehensive (loss)/income attributable to Tuniu Corporation	25,112	$ 3,592	85,218	(92,856)
Foreign currency translation adjustment	¥ 0		¥ 0	¥ 0